PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Cost	$ 36,923	$ 34,142
Accumulated depreciation	31,921	29,755
Deprecated cost	5,002	4,387
Depreciation	2,191	2,334	$ 2,813
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	14,613	13,225
Accumulated depreciation	12,066	10,788
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	19,430	18,704
Accumulated depreciation	18,430	17,750
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,071	975
Accumulated depreciation	550	521
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,809	1,238
Accumulated depreciation	$ 875	$ 696